Retirement Plans, Postretirement and Postemployment Benefits - Schedule of Change In Plan Assets (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	$ 638,106,000
Employer contributions	162,281,000	$ 30,903,000
Balance at end of year	717,910,000	638,106,000
Pension
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	638,106,000	596,207,000
Actual return on plan assets, net	(40,823,000)	83,091,000
Employer contributions	162,281,000	30,903,000
Gross benefits paid	(41,654,000)	(72,095,000)
Balance at end of year	717,910,000	638,106,000
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	950,000	3,385,000
Participants' contributions	312,000	3,421,000
Gross benefits paid	$ (1,262,000)	$ (6,806,000)